Operating Leases - Narrative (Details) (USD $)	12 Months Ended			3 Months Ended	24 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 ship	Dec. 31, 2012
Operating Leased Assets
Sale-leaseback gain amortization	$ 6,290,000	$ 13,914,000	$ 14,349,000
Cargo Ships
Operating Leased Assets
Operating leases, renewal option, number of ships	11
Loss from Changeover of Vessels					5,000,000
Number of ships subleased and taken out of the Company's shipping configuration				3
Acceleration of losses on ship sublease arrangements, net of sublease income				6,000,000
Sale-leaseback gain amortization				2,000,000
Cargo Ships, Refrigerated [Member] | 2007 Sale Leaseback
Operating Leased Assets
Sale leaseback transaction, number of units	11
Containers
Operating Leased Assets
Number of units subject to operating lease	15,000
Guaranteed residual value of a portion of the leased containers	$ 8,000,000	$ 18,000,000	$ 16,000,000	$ 18,000,000	$ 16,000,000
Generator sets and chassis | Minimum
Operating Leased Assets
Number of units subject to operating lease	3,000
Generator sets and chassis | Maximum
Operating Leased Assets
Number of units subject to operating lease	4,000
Containers And Other Transportation Equipment [Member] | Minimum
Operating Leased Assets
Lease term	5 years
Containers And Other Transportation Equipment [Member] | Maximum
Operating Leased Assets
Lease term	8 years
Mid-2014 | Cargo Ships
Operating Leased Assets
Operating leases, renewal option, number of ships	10
Late-2016
Operating Leased Assets
Operating leases, no renewal option, number of ships	4
Late-2015 [Member]
Operating Leased Assets
Operating leases, no renewal option, number of ships	2
Late-2018 [Member]
Operating Leased Assets
Operating leases, no renewal option, number of ships	4